Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2020	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Statement of Stockholders' Equity [Abstract]
Net of issuance costs	$ 0.2	$ 0.2	$ 0.2	$ 0.1	$ 8.4